Schedule of profit and loss of Powder River Basin LLC in Joint Venture (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Notes and other explanatory information [abstract]
Administrative expenses	$ 13,200	$ 0
Insurance expenses	21,430	0
Loss for the year	(34,630)	0
Company’s share of loss for the year	$ (17,315)	$ 0